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                   Strategic Partners Asset Allocation Funds
                      Strategic Partners Opportunity Funds
                    Strategic Partners Style Specific Funds
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                     Supplement dated March 25, 2002 to the
               statements of additional information (each an SAI)
                             dated as shown below.

   Add the following at the end of the SAI section entitled 'Purchase, Redemption and Pricing of Fund Shares--Waiver of Initial Sales Charge--Class C Shares:'

      Limited Offer. Beginning March 25, 2002, investors may purchase Class C shares of Funds within the Strategic Partners mutual fund family without an initial sales charge. For each Strategic Partners Fund, the Limited Offer is expected to continue until the earlier of April 23, 2002 or the date that the aggregate amount of Class C shares sold pursuant to the Limited Offer equals $100 million. Of this $100 million, $65 million is available to investors who acquire Class C shares through broker dealers, investment advisers and financial planners that are not affiliated with Prudential Financial, Inc. (Prudential) and $35 million is available to investors who acquire Class C shares through an affiliate of Prudential. The Limited Offer period may be shortened or extended at the Funds' discretion.
   The information in this supplement relates to the following SAIs:

Fund Name                                          Date of SAI
------------------------------------------------   ------------------
Strategic Partners Asset Allocation Funds.......   October 1, 2001
  Strategic Partners Conservative Growth Fund
  Strategic Partners Moderate Growth Fund
  Strategic Partners High Growth Fund
Strategic Partners Opportunity Funds
  Strategic Partners Focused Growth and New Era
    Growth Funds................................   April 27, 2001
  Strategic Partners Focused Value Fund.........   February 13, 2001

MPSP2002C2

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Fund Name                                          Date of SAI
------------------------------------------------   ------------------
Strategic Partners Style Specific Funds.........   October 1, 2001
  Strategic Partners Large Capitalization Growth
  Fund
  Strategic Partners Large Capitalization Value
  Fund
  Strategic Partners Small Capitalization Growth
  Fund
  Strategic Partners Small Capitalization Value
  Fund
  Strategic Partners International Equity Fund
  Strategic Partners Total Return Bond Fund